Guarantor Financial Statements GUARANTOR AND NON GUARANTOR SUBSIDIARIES - CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Net income (loss)	$ (17,814)	$ (66,754)	$ 15,663	$ (72,388)
Unrealized foreign currency translation gains (losses)	(753)	(242)	(381)	114
Change in fair value of available-for-sale investment	0	1,405	157	2,883
Realized gains of available-for-sale investment reclassified into Other income (expense), net	0	0	(561)	0
Net other comprehensive income (loss) related to available-for-sale investment	0	1,405	(404)	2,883
Unrealized gains (losses) on derivatives for the period	(6,183)	(1,371)	(8,308)	(5,772)
Derivative (gains) losses reclassified into Net sales	6,114	753	21,328	(3,628)
Derivative gains reclassified into Cost of sales	(2,277)	(3,822)	(7,267)	(13,475)
Net other comprehensive income (loss) related to derivatives	(2,346)	(4,440)	5,753	(22,875)
Actuarial gains (losses) for the period, net of tax	(42)	18	(1,448)	589
Pension cost amortization	342	274	1,018	805
Net other comprehensive income (loss) related to defined benefit pension and severance plans	300	292	(430)	1,394
Other comprehensive income (loss) of investments in subsidiaries	0	0	0	0
Comprehensive income (loss)	(20,613)	(69,739)	20,201	(90,872)
Parent Company [Member]
Net income (loss)	(17,814)	(66,754)	15,663	(72,388)
Unrealized foreign currency translation gains (losses)	0	0	0	0
Change in fair value of available-for-sale investment		1,405	157	2,883
Realized gains of available-for-sale investment reclassified into Other income (expense), net			(561)
Net other comprehensive income (loss) related to available-for-sale investment			(404)
Unrealized gains (losses) on derivatives for the period	0	0	0	0
Derivative (gains) losses reclassified into Net sales	0	0	0	0
Derivative gains reclassified into Cost of sales	0	0	0	0
Net other comprehensive income (loss) related to derivatives	0	0	0	0
Actuarial gains (losses) for the period, net of tax	0	0	0	0
Pension cost amortization	0	0	0	0
Net other comprehensive income (loss) related to defined benefit pension and severance plans	0	0	0	0
Other comprehensive income (loss) of investments in subsidiaries	(2,799)	(4,390)	4,942	(21,367)
Comprehensive income (loss)	(20,613)	(69,739)	20,201	(90,872)
Subsidiary Issuer [Member]
Net income (loss)	199	(45,478)	65,117	(18,170)
Unrealized foreign currency translation gains (losses)	0	0	0	0
Change in fair value of available-for-sale investment		0	0	0
Realized gains of available-for-sale investment reclassified into Other income (expense), net			0
Net other comprehensive income (loss) related to available-for-sale investment			0
Unrealized gains (losses) on derivatives for the period	0	0	0	0
Derivative (gains) losses reclassified into Net sales	0	0	0	0
Derivative gains reclassified into Cost of sales	0	0	0	0
Net other comprehensive income (loss) related to derivatives	0	0	0	0
Actuarial gains (losses) for the period, net of tax	0	0	841	185
Pension cost amortization	124	94	372	281
Net other comprehensive income (loss) related to defined benefit pension and severance plans	124	94	1,213	466
Other comprehensive income (loss) of investments in subsidiaries	(2,923)	(4,484)	3,729	(21,833)
Comprehensive income (loss)	(2,600)	(49,868)	70,059	(39,537)
Guarantor Subsidiaries [Member]
Net income (loss)	(1,237)	(5,043)	6,121	4,203
Unrealized foreign currency translation gains (losses)	0	0	0	0
Change in fair value of available-for-sale investment		0	0	0
Realized gains of available-for-sale investment reclassified into Other income (expense), net			0
Net other comprehensive income (loss) related to available-for-sale investment			0
Unrealized gains (losses) on derivatives for the period	0	0	0	0
Derivative (gains) losses reclassified into Net sales	0	0	0	0
Derivative gains reclassified into Cost of sales	0	0	0	0
Net other comprehensive income (loss) related to derivatives	0	0	0	0
Actuarial gains (losses) for the period, net of tax	0	0	0	0
Pension cost amortization	0	0	0	0
Net other comprehensive income (loss) related to defined benefit pension and severance plans	0	0	0	0
Other comprehensive income (loss) of investments in subsidiaries	0	0	0	0
Comprehensive income (loss)	(1,237)	(5,043)	6,121	4,203
Non-Guarantor Subsidiaries [Member]
Net income (loss)	9,029	(46,499)	76,434	(44,379)
Unrealized foreign currency translation gains (losses)	(753)	(242)	(381)	114
Change in fair value of available-for-sale investment		0	0	0
Realized gains of available-for-sale investment reclassified into Other income (expense), net			0
Net other comprehensive income (loss) related to available-for-sale investment			0
Unrealized gains (losses) on derivatives for the period	(6,183)	(1,371)	(8,308)	(5,772)
Derivative (gains) losses reclassified into Net sales	6,114	753	21,328	(3,628)
Derivative gains reclassified into Cost of sales	(2,277)	(3,822)	(7,267)	(13,475)
Net other comprehensive income (loss) related to derivatives	(2,346)	(4,440)	5,753	(22,875)
Actuarial gains (losses) for the period, net of tax	(42)	18	(2,289)	404
Pension cost amortization	218	180	646	524
Net other comprehensive income (loss) related to defined benefit pension and severance plans	176	198	(1,643)	928
Other comprehensive income (loss) of investments in subsidiaries	0	0	0	0
Comprehensive income (loss)	6,106	(50,983)	80,163	(66,212)
Consolidation, Eliminations [Member]
Net income (loss)	(7,991)	97,020	(147,672)	58,346
Unrealized foreign currency translation gains (losses)	0	0	0	0
Change in fair value of available-for-sale investment		0	0	0
Realized gains of available-for-sale investment reclassified into Other income (expense), net			0
Net other comprehensive income (loss) related to available-for-sale investment			0
Unrealized gains (losses) on derivatives for the period	0	0	0	0
Derivative (gains) losses reclassified into Net sales	0	0	0	0
Derivative gains reclassified into Cost of sales	0	0	0	0
Net other comprehensive income (loss) related to derivatives	0	0	0	0
Actuarial gains (losses) for the period, net of tax	0	0	0	0
Pension cost amortization	0	0	0	0
Net other comprehensive income (loss) related to defined benefit pension and severance plans	0	0	0	0
Other comprehensive income (loss) of investments in subsidiaries	5,722	8,874	(8,671)	43,200
Comprehensive income (loss)	$ (2,269)	$ 105,894	$ (156,343)	$ 101,546